Income tax	12 Months Ended
Dec. 31, 2018
Income tax
Income tax

6. Income tax

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Current tax:
Current tax for the year	103	99	69
Adjustments in respect of prior years	6	1	(20)
Total current tax	109	100	49
Deferred tax:
Deferred tax for the year	(58)	(134)	(11)
Adjustments in respect of prior years	(7)	(6)	17
Total deferred tax	(65)	(140)	6
Income tax charge/(credit)	44	(40)	55

Reconciliation of income tax charge/(credit) and the (loss)/profit before tax multiplied by the Group’s domestic tax rate for 2018, 2017 and 2016 is as follows:

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
(Loss)/profit before tax	(50)	23	(19)
(Loss)/profit before tax multiplied by the standard rate of Luxembourg corporation tax: 26.01% (2017: 27.08%; 2016: 29.22%)	(13)	6	(6)
Tax losses for which no deferred income tax asset was recognized	1	—	1
Re-measurement of deferred taxes	(4)	(79)	(6)
Adjustment in respect of prior years	(1)	(5)	(3)
Income subject to state and other local income taxes	18	17	10
Income taxed at rates other than standard tax rates	6	(19)	21
Non-deductible items	31	31	41
Other	6	9	(3)
Income tax charge/(credit)	44	(40)	55

The total income tax charge/(credit) outlined above for each year includes tax credits of $54 million in 2018 (2017: $138 million; 2016: $49 million) in respect of exceptional items, being the tax effect of the items set out in Note 4. The $138 million exceptional income tax credit recognized in the year ended December 31, 2017 includes a credit of $78 million on remeasurement of deferred tax positions following the enactment of the Tax Cuts and Jobs Act of 2017 (“TCJA”) in the United States of America.

On December 22, 2017, the TCJA was signed into US law. On re-measurement of Ardagh Group’s deferred tax positions following the enactment of the TCJA, a one-time non-cash benefit of $78 million was recorded to the income statement.  This credit reflects a reduction in Ardagh Group’s US net deferred tax liability due to the reduction in the US federal corporate tax rate, which will apply when the existing temporary differences reverse, from the existing rate of 35% to 21% with effect from January 1, 2018. The additional tax credit on re-measurement of deferred tax positions of $1 million is attributable to the progressive reduction in the French corporate income tax rate, which will apply when the existing temporary differences reverse, from 28% to 25%.

Non‑deductible items principally relate to non‑deductible interest expense in Ireland and Luxembourg and income taxed at non‑standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 26.01% rate) on earnings.